Annual Total Returns - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional - Class C	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	20.18%	15.42%	18.33%	(19.89%)	19.14%	22.21%	23.49%	(10.29%)	23.16%	6.40%
Spectrum Conservative Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	11.67%	6.59%	9.45%	(15.07%)	7.67%	12.27%	13.72%	(5.67%)	10.42%	4.82%
Spectrum Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	15.06%	10.58%	13.82%	(17.37%)	14.35%	16.63%	20.27%	(8.72%)	18.82%	6.48%
Spectrum Income Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	8.27%	3.29%	5.96%	(13.64%)	2.64%	8.75%	10.72%	(4.35%)	6.27%	3.48%
Spectrum Moderate Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	13.84%	9.14%	12.05%	(16.38%)	11.68%	14.88%	16.98%	(7.24%)	14.80%	5.94%